Long-Term Debt - Schedule of Principal Repayments of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 96,650
2019	1,095,000
2020	2,200,000
2021	2,170,832
2022	1,221,892
2023 and thereafter	7,738,770
Total principal repayments	14,523,144
Unamortized discounts, premium and prepaid issuance costs	(314,486)
Long-term debt, Carrying Value	$ 14,208,658	$ 14,198,084